Eventide Dividend Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value

	COMMON STOCK - 57.7%
	AUTO PARTS & EQUIPMENT - 1.0%
7,700	Aptiv PLC	$ 379,148

	BANKS - 0.9%
4,000	First Republic Bank	329,120

	BUILDING MATERIALS - 2.6%
9,100	Vulcan Materials Co.	983,437

	CHEMICALS - 2.3%
1,900	Sherwin-Williams Co.	873,088

	DISTRIBUTION/WHOLESALE - 0.5%
1,000	Pool Corp.	196,770

	ELECTRIC - 16.0%
85,700	Algonquin Power & Utilities Corp.	1,148,380
38,100	Atlantica Yield PLC	849,630
25,200	CMS Energy Corp.	1,480,500
6,100	NextEra Energy, Inc.	1,467,782
12,600	WEC Energy Group, Inc.	1,110,438
		6,056,730
	ELECTRONICS - 2.9%
15,200	Agilent Technologies, Inc.	1,088,624

	ENVIORNMENTAL CONTROL - 2.4%
9,800	Waste Management, Inc.	907,088

	FOOD - 3.0%
14,800	Lamb Weston Holdings, Inc.	845,080
2,000	McCormick & Co., Inc.	282,420
		1,127,500
	HEALTHCARE-PRODUCTS - 1.7%
6,500	Zimmer Biomet Holdings, Inc.	657,020

	HOME BUILDERS - 0.8%
9,200	DR Horton, Inc.	312,800

	INTERNET - 0.7%
3,100	Cogent Communications Holdings, Inc.	254,107

	MACHINERY-DIVERSIFIED - 3.9%
4,900	IDEX Corp.	676,739
12,600	Xylem, Inc.	820,638
		1,497,377
	MISCELLANEOUS MANUFACTURING - 1.4%
6,500	Trane Technologies PLC	536,835

	PHARMACEUTICALS - 2.5%
8,100	Zoetis, Inc.	953,289

	RETAIL - 2.7%
12,100	Lowe's Cos., Inc.	1,041,205

	SEMICONDUCTORS - 5.1%
5,700	KLA Corp.	819,318
5,800	Skyworks Solutions, Inc.	518,404
10,900	Teradyne, Inc.	590,453
		1,928,175
Eventide Dividend Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares		Fair Value

	COMMON STOCK - 57.7% (Continued)
	SOFTWARE - 5.5%
700	Constellation Software, Inc.	$ 635,852
19,700	Dynatrace, Inc. [1]	469,648
6,200	Jack Henry & Associates, Inc.	962,488
		2,067,988
	TRANSPORTATION - 1.8%
5,100	Old Dominion Freight Line, Inc.	669,426

	TOTAL COMMON STOCK (Cost $24,277,945)	21,859,727

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 19.8%
7,800	Alexandria Real Estate Equities, Inc.	1,069,068
9,600	Crown Castle International Corp.	1,386,240
2,600	Equinix, Inc.	1,623,882
12,200	Equity LifeStyle Properties, Inc.	701,256
65,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,342,978
16,900	Prologis, Inc.	1,358,253
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $7,844,651)	7,481,677

	LIMITED PARTNERSHIPS - 7.3%
	ELECTRIC - 3.2%
28,900	Brookfield Renewable Partners LP	1,227,961

	ENERGY-ALTERNATIVE SOURCES - 4.1%
35,700	NextEra Energy Partners LP	1,535,100

	TOTAL LIMITED PARTNERSHIPS (Cost $2,804,271)	2,763,061

	PREFERRED STOCK - 1.0%
	REAL ESTATE INVESTMENT TRUST (REIT) - 1.1%
1,250	Crown Castle International Corp., 6.88%, 8/1/2020	400,000
	TOTAL PREFERRED STOCK (Cost $339,240)	400,000

Par Value

	CORPORATE BONDS - 2.1%
	BIOTECHNOLOGY - 0.3%
$ 100,000	Exact Sciences Corp., 1.00%, 1/15/2025	108,929

	INVESTMENT COMPANIES - 0.5%
210,000	Calvert Impact Capital, Inc., 1.50%, 11/13/2020 [2]	210,000

	PHARMACEUTICALS - 1.3%
237,000	Neurocrine Biosciences, Inc., 2.25%, 5/15/2024	304,905
116,000	Sarepta Therapeutics, Inc., 1.50%, 11/15/2024	176,366
		481,271
	TOTAL CORPORATE BONDS (Cost $886,422)	800,200

Eventide Dividend Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares		Fair Value

	SHORT-TERM INVESTMENT - 8.2%
102,414	Fidelity Investments Money Market Fund - Institutional Class, 0.30% [3]	$ 102,414
3,001,187	First American Government Obligations Fund - Class U, 0.45% [3]	3,001,187
	TOTAL SHORT-TERM INVESTMENT (Cost $3,103,601)	3,103,601

	TOTAL INVESTMENTS - 96.2% (Cost $39,256,130)	$ 36,408,266
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%	1,450,752
	TOTAL NET ASSETS - 100.0%	$ 37,859,018

LP - Limited Partnership
PLC - Public Limited Company
1. Non-Income producing security.
2. Illiquid security. Total value of all such securities as of March 31, 2020 amounted to $210,000 and represented 0.55% of Total Net Assets.
3. Interest rate reflects seven-day effective yield on March 31, 2020.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares					Fair Value

	COMMON STOCK - 86.8%
	ADVERTISING - 2.7%
300,000	Trade Desk, Inc. [1]				$ 57,900,000

	AUTO PARTS & EQUIPMENT - 2.3%
537,000	Aptiv PLC				26,441,880
718,000	Magna International, Inc.				22,918,560
					49,360,440
	BIOTECHNOLOGY - 5.3%
600,000	Avrobio, Inc. [1]				9,336,000
602,000	Biohaven Pharmaceutical Holding Co. Ltd. [1]				20,486,060
618,646	Essa Pharma, Inc. [1,2]				2,350,856
787,000	Exact Sciences Corp. [1]				45,646,000
430,000	Magenta Therapeutics, Inc. [1]				2,700,400
450,000	Phathom Pharmaceuticals, Inc. [1]				11,619,000
430,000	Sage Therapeutics, Inc. [1]				12,349,600
1,720,608	Stemline Therapeutics, Inc. [1]				8,327,743
					112,815,659
	BUILDING MATERIALS - 5.3%
255,000	Lennox International, Inc.				46,356,450
299,000	Trex Co., Inc. [1]				23,961,860
377,000	Vulcan Materials Co.				40,742,390
					111,060,700
	COMMERCIAL SERVICES - 3.3%
111,000	Cintas Corp.				19,227,420
773,000	Rollins, Inc.				27,936,220
158,000	Verisk Analytics, Inc.				22,022,040
					69,185,680
	COMPUTERS - 3.9%
987,000	Crowdstrike Holdings, Inc. [1]				54,956,160
420,000	Varonis Systems, Inc. [1]				26,741,400
					81,697,560
	DISTRIBUTION/WHOLESALE - 1.7%
185,000	Pool Corp.				36,402,450

	ELECTRIC - 0.8%
736,000	Atlantica Yield PLC				16,412,800

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
280,000	Novanta, Inc. [1]				22,366,400

	ELECTRONICS - 5.5%
71,000	Mettler-Toledo International, Inc. [1]				49,026,210
214,000	Roper Technologies, Inc.				66,727,340
					115,753,550
	ENVIRONMENTAL CONTROL - 2.9%
804,000	Waste Connections, Inc.				62,310,000

	FOOD - 0.9%
203,000	Lamb Weston Holdings, Inc.				11,591,300
58,000	McCormick & Co., Inc.				8,190,180
					19,781,480
	HEALTHCARE-PRODUCTS - 2.2%
143,000	IDEXX Laboratories, Inc. [1]				34,640,320
25,000	Intuitive Surgical, Inc. [1]				12,380,250
					47,020,570
	HOME BUILDERS - 1.0%
634,000	DR Horton, Inc.				21,556,000

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares					Fair Value

	COMMON STOCK - 86.8% (Continued)
	INTERNET - 3.2%
108,000	Okta, Inc. [1]				$ 13,204,080
141,837	Palo Alto Networks, Inc. [1]				23,255,594
573,000	Wayfair, Inc. [1]				30,621,120
					67,080,794
	MACHINERY-DIVERSIFIED - 2.3%
759,000	Xylem, Inc.				49,433,670

	PHARMACEUTICALS - 13.3%
1,801,000	Aimmune Therapeutics, Inc. [1]				25,970,420
1,123,000	Ascendis Pharma A/S - ADR [1]				126,461,030
1,344,376	Collegium Pharmaceutical, Inc. [1]				21,953,660
590,602	Entasis Therapeutics Holdings, Inc. [1,2]				1,430,733
206,000	GW Pharmaceuticals PLC [1]				18,039,420
301,600	Myovant Sciences Ltd. [1]				2,277,080
416,512	Sarepta Therapeutics, Inc. [1]				40,743,204
1,824,000	Zogenix, Inc. [1]				45,107,520
					281,983,067
	RETAIL - 2.3%
565,000	Lowe's Cos., Inc.				48,618,250

	SEMICONDUCTORS - 6.6%
172,000	ASML Holding NV - ADR				45,002,080
450,000	Inphi Corp. [1]				35,626,500
201,000	Lam Research Corp.				48,240,000
117,400	Skyworks Solutions, Inc.				10,493,212
					139,361,792
	SOFTWARE - 18.4%
329,000	Datadog, Inc. [1]				11,837,420
2,018,000	Dynatrace, Inc. [1]				48,109,120
1,218,000	Five9, Inc. [1]				93,128,280
332,000	HubSpot, Inc. [1]				44,219,080
86,000	MongoDB, Inc. [1]				11,742,440
121,000	RingCentral, Inc. [1]				25,641,110
947,000	Smartsheet, Inc. [1]				39,309,970
428,000	Splunk, Inc. [1]				54,026,440
685,000	Twilio, Inc. [1]				61,300,650
					389,314,510
	TRANSPORTATION - 1.8%
202,500	Old Dominion Freight Line, Inc.				26,580,150
220,000	XPO Logistics, Inc. [1]				10,725,000
					37,305,150
	TOTAL COMMON STOCK (Cost $1,627,783,161)				1,836,720,522

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.2%
235,000	Crown Castle International Corp.				33,934,000
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.				12,960,350
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $30,087,774)				46,894,350

	LIMITED PARTNERSHIPS - 4.0%
	ELECTRIC - 1.7%
824,000	Brookfield Renewable Partners LP				35,011,760

	ENERGY-ALTERNATIVE SOURCES - 2.3%
1,135,000	NextEra Energy Partners LP				48,805,000

	TOTAL LIMITED PARTNERSHIPS (Cost $73,947,361)				83,816,760

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares					Fair Value

	PREFERRED STOCK - 2.4%
	PHARMACEUTICALS - 2.4%
179,406	Beta Bionic Series B [1,2,3,4,5,6]				$ 27,269,712
3,982,940	Peloton Therapeutics, Inc. [1,2,3,5,6]				3,424,532
7,263,746	Pliant Therapeutics Series B [1,2,3,4,5,6]				12,628,022
3,825,136	Pliant Therapeutics Series C [1,2,3,4,5,6]				6,649,999
	TOTAL PREFERRED STOCK (Cost $44,400,029)				49,972,265

Par Value

	CORPORATE BONDS - 1.4%
	INVESTMENT COMPANIES - 1.4%
$ 15,000,000	Calvert Impact Capital, Inc., 1.50%, 11/13/2020 [2]				15,000,000
15,000,000	Calvert Impact Capital, Inc., 1.75%, 11/15/2021 [2]				15,000,000
	TOTAL CORPORATE BONDS (Cost $30,000,000)				30,000,000

Contracts [7]		Counterparty	Expiration Date - Exercise Price	Notional Value

	CALL OPTIONS PURCHASED - 0.0%
2,500	Wayfair, Inc.	Interactive Broker	1/15/2021 - $120	$ 30,000,000	906,250
	TOTAL CALL OPTIONS PURCHASED (Cost $1,241,070)				906,250

	PUT OPTIONS PURCHASED - 0.2%
2,060	iShares Expanded Tech-Software	Interactive Broker	5/15/2020 - $210	43,260,000	2,803,660
850	iShares Expanded Tech-Software	Interactive Broker	5/15/2020 - $220	18,700,000	1,640,500
	TOTAL PUT OPTIONS PURCHASED (Cost $1,252,078)				4,444,160

Shares

	SHORT-TERM INVESTMENTS - 0.5%
10,786,724	Fidelity Investments Money Market Fund - Institutional Class, 0.30% [8]				10,786,724
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,786,724)				10,786,724

	TOTAL INVESTMENTS - 97.5% (Cost $1,819,498,197)				$ 2,063,541,031
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%				53,433,077
	TOTAL NET ASSETS - 100.0%				$ 2,116,974,108

ADR- American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
1. Non-Income producing security.
2. Illiquid security. As of March 31, 2020, represented 3.96% of Total Net Assets.
3. Security fair valued as of March 31, 2020 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as March 31, 2020 amounted to $49,972,265, which represents approximately 2.36% of net assets of the Fund.
4. Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
5. Private investment.
6. Restricted security.
7. Each contract is equivalent to 100 shares of the underlying common stock.
8. Interest rate reflects seven-day effective yield on March 31, 2020.

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value

	COMMON STOCK - 86.1%
	BIOTECHNOLOGY - 38.0%
142,900	Acceleron Pharma, Inc. [1]	$ 12,842,423
160,000	Allakos, Inc. [1]	7,118,400
297,300	Argenx SE - ADR [1]	39,163,329
1,305,307	AvroBio, Inc. [1]	20,310,577
1,181,761	BioHaven Pharmaceutical Holding Co. Ltd. [1]	40,215,327
462,000	Blueprint Medicines Corp. [1]	27,017,760
947,000	Crinetics Pharmaceuticals, Inc. [1]	13,920,900
243,000	Deciphera Pharmaceuticals, Inc. [1]	10,004,310
213,000	Eidos Therapeutics, Inc. [1]	10,434,870
1,391,522	Essa Pharma, Inc. [1,2,3]	5,287,785
605,000	Exact Sciences Corp. [1]	35,090,000
214,843	Karuna Therapeutics, Inc. [1]	15,468,696
1,359,646	Magenta Therapeutics, Inc. [1]	8,538,577
301,000	Mirati Therapeutics, Inc. [1]	23,137,870
270,000	Orchard Therapeutics plc - ADR [1]	2,033,100
30,900	Regeneron Pharmaceuticals, Inc. [1]	15,088,161
1,415,000	Rocket Pharmaceuticals, Inc. [1]	19,739,250
360,000	Sage Therapeutics, Inc. [1]	10,339,200
425,000	Satsuma Pharmaceuticals, Inc. [1]	9,146,000
102,500	Seattle Genetics, Inc. [1]	11,826,450
2,440,000	Stemline Therapeutics, Inc. [1]	11,809,600
226,680	Syndax Pharmaceuticals, Inc. [1]	2,486,679
930,000	Veracyte, Inc. [1]	22,608,300
45,500	Vertex Pharmaceuticals, Inc. [1]	10,826,725
300,000	Xencor, Inc. [1]	8,964,000
1,274,100	Xenon Pharmaceuticals, Inc. [1]	14,448,294
		407,866,583
	HEALTHCARE-PRODUCTS - 1.1%
119,000	Repligen Corp. [1]	11,488,260

	HOLDING COMPANIES-DIVERSIFIED - 0.8%
800,000	ARYA Sciences Acquisition Corp. [1,3]	9,032,000

	PHARMACEUTICALS - 46.2%
350,000	89bio, Inc. [1]	8,837,500
2,050,000	Aimmune Therapeutics, Inc. [1]	29,561,000
230,000	Arvinas, Inc. [1]	9,269,000
575,648	Ascendis Pharma A/S - ADR [1]	64,823,721
1,083,600	Collegium Pharmaceutical, Inc. [1]	17,695,188
288,939	Entasis Therapeutics Holdings, Inc. [1,2]	699,955
720,000	Fennec Pharmaceuticals, Inc. [1]	4,276,800
51,000	Galapagos NV [1]	9,991,920
535,000	Global Blood Therapeutics, Inc. [1]	27,333,150
230,000	GW Pharmaceuticals PLC - ADR [1]	20,141,100
2,952,899	Kala Pharmaceuticals, Inc. [1,3]	25,955,982
1,680,000	KalVista Pharmaceuticals, Inc. [1,3]	12,852,000
686,234	Karuna Pharmaceuticals, Inc. [1]	49,408,848
1,212,000	Momenta Pharmaceuticals, Inc. [1]	32,966,400
621,000	MyoKardia, Inc. [1]	29,112,480
498,400	Myovant Sciences Ltd. [1]	3,762,920
353,000	Neurocrine Biosciences, Inc. [1]	30,552,150
Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares		Fair Value

	COMMON STOCK - 86.1% (Continued)
	PHARMACEUTICALS - 46.2% (Continued)
579,488	Sarepta Therapeutics, Inc. [1]	$ 56,685,516
1,285,975	Sutro Biopharma, Inc. [1,3]	13,116,945
500,000	uniQure NV [1]	23,725,000
1,017,300	Zogenix, Inc. [1]	25,157,829
		495,925,404
	TOTAL COMMON STOCK (Cost $853,708,197)	924,312,247

	PREFERRED STOCK - 5.8%
	PHARMACEUTICALS - 5.8%
122,828	Beta Bionic Series B [1,2,4,5,6]	18,669,856
5,000,000	Goldfinch Biopharma, Inc. [1,2,4,5,6]	4,750,000
1,528,871	Peloton Therapeutics, Inc. [1,2,4,5,6]	1,314,523
3,631,873	Pliant Therapeutics Series B [1,2,4,5,6]	6,314,011
1,639,344	Pliant Therapeutics Series C [1,2,4,5,6]	2,850,000
1,941,748	Praxis Precision Medicines, Inc. [1,2,4,5,6]	9,500,002
558,382	Satsuma Pharmaceuticals, Inc. [1,2,3,5,6]	11,415,562
428,572	Zentalis Pharmaceuticals LLC [1,2,4,5,6]	7,125,009
	TOTAL PREFERRED STOCK (Cost $54,500,026)	61,938,963

	WARRANTS - 0.1%
651,900	Immunovant, Inc.	1,564,560
	TOTAL WARRANTS (Cost $825,188)	1,564,560

	SHORT-TERM INVESTMENTS - 4.6%
3,113,457	Fidelity Investments Money Market Fund - Institutional Class, 0.30% [7]	3,113,457
46,060,937	First American Government Obligations Fund - Class U, 0.45% [7]	46,060,937
	TOTAL SHORT-TERM INVESTMENTS (Cost $49,174,394)	49,174,394

	TOTAL INVESTMENTS - 96.6% (Cost $958,207,805)	$ 1,036,990,164
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%	36,058,349
	TOTAL NET ASSETS - 100.0%	$ 1,073,048,513

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
1. Non-Income producing security.
2. Illiquid security. As of March 31, 2020 represented 6.33% of Total Net Assets.
3. Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
4. Security fair valued as of March 31, 2020 in accordance with the procedures approved by the Board of Trustees. Total value of all such securities as March 31, 2020 amounted to $50,523,401, which represents approximately 4.71% of net assets of the Fund.
5. Private investment.
6. Restricted security.
7. Interest rate reflects seven-day effective yield on March 31, 2020.

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value

	PREFERRED STOCK - 1.1%
	BANKS - 0.5%
7,800	BOK Financial Corp., 5.38%, 6/30/2056	$ 183,300
6,746	Hancock Whitney Corp., 5.95%, 6/15/2045	145,107
		328,407
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.3%
8,236	Public Storage, 5.38%, Perpetual	198,652

	TRUCKING & LEASING - 0.3%
7,782	GATX Corp., 5.63%, 5/30/2066	185,227

	TOTAL PREFERRED STOCK (Cost $779,420)	712,286

Par Value

	CORPORATE BONDS - 36.5%
	BANKS - 2.1%
$ 700,000	PNC Financial Services Group, Inc., 2.20%, 11/1/2024	718,907
650,000	SVB Financial Group, 3.50%, 1/29/2025	655,844
		1,374,751
	BIOTECHNOLOGY - 0.9%
565,000	Celgene Corp., 3.25%, 2/20/2023	578,137

	COMPUTERS - 2.1%
700,000	Apple, Inc., 2.85%, 2/23/2023	731,304
650,000	NetApp, Inc., 3.30%, 9/29/2024	640,522
		1,371,826
	DIVERSIFIED FINANCIAL SERVICES - 4.8%
700,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	691,967
250,000	Eaton Vance Corp., 3.50%, 4/6/2027	248,202
650,000	Intercontinental Exchange, Inc., 4.00%, 10/15/2023	681,717
400,000	Legg Mason, Inc., 3.95%, 7/15/2024	397,675
200,000	Legg Mason, Inc., 4.75%, 3/15/2026	200,754
650,000	Nasdaq, Inc., 4.25%, 6/1/2024	680,955
300,000	Stifel Financial Corp., 4.25%, 7/18/2024	305,724
		3,206,994
	ELECTRIC - 2.5%
279,000	Avangrid, Inc., 3.15%, 12/1/2024	278,022
250,000	CMS Energy Corp., 3.60%, 11/15/2024	277,619
360,000	CMS Energy Corp., 3.88%, 3/1/2024	367,474
500,000	Florida Power & Light Co., 3.13%, 12/1/2025	511,768
250,000	NextEra Energy Capital Holdings, Inc., 1.95%, 9/1/2022	247,051
		1,681,934
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
400,000	Emerson Electric Co., 2.63%, 12/1/2021	409,024

	ELECTRONICS - 1.0%
650,000	Roper Technolgies, Inc., 3.65%, 9/15/2023	667,016

	ENVIRONMENTAL CONTROL - 1.0%
650,000	Waste Management, Inc., 3.13%, 3/1/2025	674,138

	INSURANCE - 3.6%
650,000	Aflac, Inc., 2.88%, 10/15/2026	643,250
650,000	CNA Financial Corp., 3.95%, 5/15/2024	673,401
250,000	Old Republic International Corp., 4.88%, 10/1/2024	264,486
750,000	Primerica, Inc., 4.75%, 7/15/2022	775,900
		2,357,037
	PHARMACEUTICALS - 1.1%
700,000	Zoetis, Inc., 3.25%, 2/1/2023	714,634

	PIPELINES - 0.6%
400,000	ONEOK, Inc., 4.25%, 2/1/2022	386,169
Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Par Value		Fair Value

	CORPORATE BONDS - 36.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.1%
$ 650,000	American Tower Corp., 3.38%, 5/15/2024	$ 652,584
700,000	Boston Properties LP, 3.13%, 9/1/2023	700,695
450,000	CubeSmart LP, 4.80%, 7/15/2022	454,716
300,000	Healthpeak Properties, Inc., 4.25%, 11/15/2023	284,032
400,000	Kimco Realty Corp., 3.20%, 5/1/2021	393,741
200,000	Prologis LP, 3.75%, 11/1/2025	212,584
700,000	Ventas Realty LP, 3.10%, 1/15/2023	686,004
650,000	Welltower, Inc., 3.63%, 3/15/2024	639,129
		4,023,485
	RETAIL - 3.0%
450,000	AutoZone, Inc., 2.88%, 1/15/2023	451,124
250,000	AutoZone, Inc., 3.25%, 4/15/2025	249,635
500,000	AutoZone, Inc., 3.50%, 11/15/2024	487,051
450,000	Lowe's Cos., Inc., 3.12%, 4/15/2022	446,917
350,000	O'Reilly Automotive, Inc., 3.85%, 6/15/2023	349,317
		1,984,044
	SEMICONDUCTORS - 3.5%
225,000	KLA-Tencor Corp., 4.65%, 11/1/2024	237,810
574,000	Lam Research Corp., 3.80%, 3/15/2025	592,215
700,000	Micron Technology, Inc., 4.64%, 2/6/2024	712,266
500,000	NVIDIA Corp., 2.20%, 9/16/2021	504,102
250,000	NVIDIA Corp., 3.20%, 9/16/2026	278,980
		2,325,373
	TELECOMMUNICATIONS - 1.0%
650,000	Juniper Networks, Inc., 4.50%, 3/15/2024	686,868

	TRANSPORTATION - 2.6%
400,000	JB Hunt Transport Services, Inc., 3.30%, 8/15/2022	384,576
329,000	JB Hunt Transport Services, Inc., 3.85%, 3/15/2024	340,635
250,000	Kansas City Southern, 3.85%, 11/15/2023	247,785
350,000	Norfolk Southern Corp., 2.90%, 2/15/2023	355,491
400,000	Norfolk Southern Corp., 3.00%, 4/1/2022	401,552
		1,730,039
	TOTAL CORPORATE BONDS (Cost $24,724,206)	24,171,469

	MUNICIPAL BONDS - 1.7%
	DELAWARE - 0.1%
35,000	Delaware State Housing Authority, 2.75%, 12/1/2041	35,364

	MARYLAND - 0.2%
145,000	Maryland Community Development Administration, 3.24%, 9/1/2048	151,344

	MASSACHUSETTS - 0.3%
20,000	Massachusetts Housing Finance Agency, 3.28%, 12/1/2020	20,178
140,000	Massachusetts Housing Finance Agency, 4.00%, 6/1/2039	146,900
		167,078
	NEW YORK - 1.1%
500,000	New York City Housing Development Corp., 1.93%, 2/1/2025	499,935
250,000	New York State Housing Finance Agency, 2.20%, 11/1/2024	250,674
		750,609
	TOTAL MUNICIPAL BONDS (Cost $1,095,946)	1,104,395

Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Par Value		Fair Value

	AGENCY COLLATERAL CMO - 2.8%
$ 149,895	Fannie Mae Interest Strip, 3.00%, 11/25/2042	$ 161,875
10,420	Fannie Mae REMICS, 2.00%, 7/25/2037	10,434
34,656	Fannie Mae REMICS, 2.50%, 12/25/2028	35,591
226,719	Fannie Mae REMICS, 3.00%, 8/25/2036	241,820
250,000	Fannie Mae REMICS, 3.00%, 12/25/2040	267,890
336,033	Fannie Mae REMICS, 3.00%, 10/25/2042	354,209
169,820	Fannie Mae REMICS, 3.50%, 10/25/2042	185,034
58,997	Freddie Mac REMICS, 2.25%, 2/15/2028	60,394
170,967	Freddie Mac REMICS, 3.00%, 12/15/2044	182,366
240,311	Freddie Mac REMICS, 3.00%, 6/15/2046	254,734
99,730	Government National Mortgage Association, 3.50%, 7/20/2023	104,174
	TOTAL AGENCY COLLATERAL CMO (Cost $1,769,000)	1,858,521

	ASSET BACKED SECURITIES - 13.6%
165,022	FGLMC Collateral, 3.00%, 5/1/2046	174,639
135,917	FGLMC Collateral, 3.50%, 5/1/2046	144,834
1,400,000	FHLMC Collateral, 2.83%, 11/1/2046, Monthly US LIBOR +1.6170% [1]	1,414,636
2,522	FHLMC Collateral, 3.89%, 1/1/2024, H15T1Y +2.1390% [1]	2,555
3,010	FHLMC Collateral, 4.31%, 1/1/2024, H15T1Y +2.4210% [1]	3,049
11,279	FHLMC Collateral, 4.47%, 9/1/2022, H15T1Y +2.0950% [1]	11,380
830	FHLMC Collateral, 4.62%, 5/1/2038, Monthly US LIBOR +1.7500% [1]	838
250,000	FNMA Collateral, 2.27%, 9/1/2026	261,479
728,909	FNMA Collateral, 2.48%, 8/1/2026	770,059
722,404	FNMA Collateral, 2.52%, 4/1/2023	753,042
479,805	FNMA Collateral, 2.52%, 12/1/2026	508,666
250,000	FNMA Collateral, 2.60%, 9/1/2024	265,261
1,712,410	FNMA Collateral, 2.67%, 1/1/2025	1,823,547
680,000	FNMA Collateral, 2.70%, 12/1/2024	723,733
500,000	FNMA Collateral, 2.73%, 2/1/2025	536,333
396,388	FNMA Collateral, 2.90%, 5/1/2027	435,602
190,000	FNMA Collateral, 2.90%, 12/1/2027	210,104
149,490	FNMA Collateral, 3.00%, 6/1/2036	158,407
163,419	FNMA Collateral, 3.00%, 5/1/2046	172,994
1,292	FNMA Collateral, 3.91%, 9/1/2038, Monthly US LIBOR +1.5340% [1]	1,304
150,000	FNMA Collateral, 3.94%, 7/1/2021	154,430
13,066	FNMA Collateral, 4.07%, 3/1/2038, H15T1Y +2.2040% [1]	13,358
21,910	FNMA Collateral, 4.40%, 6/1/2036, Monthly US LIBOR +1.6510% [1]	22,100
16,284	FNMA Collateral, 4.41%, 7/1/2036, Monthly US LIBOR +1.8940% [1]	16,634
54,537	FNMA Collateral, 4.52%, 6/1/2036, H15T1Y +2.1800% [1]	54,651
2,913	FNMA Collateral, 4.55%, 8/1/2034, H15T1Y +2.1700% [1]	2,944
184,544	FNMA Collateral, 4.56%, 5/1/2020	184,285
722	GNMA Collateral, 6.50%, 1/15/2024	793
73	GNMA Collateral, 6.50%, 4/15/2026	80
99	GNMA Collateral, 7.00%, 9/15/2023	105
5,969	GNMA Collateral, 7.00%, 4/15/2028	6,139
483	GNMA Collateral, 7.50%, 12/15/2023	490
2,935	GNMA2 Collateral, 3.13%, 10/20/2022, H15T1Y +1.5000% [1]	2,958
6,897	GNMA2 Collateral, 3.13%, 12/20/2024, H15T1Y +1.5000% [1]	7,006
3,149	GNMA2 Collateral, 3.13%, 12/20/2032, H15T1Y +1.5000% [1]	3,267
27,692	GNMA2 Collateral, 3.13%, 10/20/2034, H15T1Y +1.5000% [1]	28,774
2,418	GNMA2 Collateral, 3.25%, 7/20/2023, H15T1Y +1.5000% [1]	2,471
2,321	GNMA2 Collateral, 3.25%, 8/20/2023, H15T1Y +1.5000% [1]	2,373
4,777	GNMA2 Collateral, 3.25%, 9/20/2024, H15T1Y +1.5000% [1]	4,882
2,096	GNMA2 Collateral, 3.25%, 7/20/2025, H15T1Y +1.5000% [1]	2,155
9,750	GNMA2 Collateral, 3.25%, 9/20/2030, H15T1Y +1.5000% [1]	9,849
Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Par Value		Fair Value

	ASSET BACKED SECURITIES - 13.6% (Continued)
$ 21,630	GNMA2 Collateral, 3.25%, 7/20/2031, H15T1Y +1.5000% [1]	$ 22,433
23,477	GNMA2 Collateral, 3.25%, 7/20/2036, H15T1Y +1.5000% [1]	23,640
16,564	GNMA2 Collateral, 3.25%, 8/20/2041, H15T1Y +1.5000% [1]	17,067
998	GNMA2 Collateral, 3.88%, 4/20/2024, H15T1Y +1.5000% [1]	1,008
2,191	GNMA2 Collateral, 3.88%, 5/20/2024, H15T1Y +1.5000% [1]	2,251
12,154	GNMA2 Collateral, 4.00%, 1/20/2023, H15T1Y +1.5000% [1]	12,399
9,017	GNMA2 Collateral, 4.00%, 1/20/2024, H15T1Y +1.5000% [1]	9,228
1,837	GNMA2 Collateral, 4.00%, 2/20/2024, H15T1Y +1.5000% [1]	1,880
1,820	GNMA2 Collateral, 4.00%, 3/20/2024, H15T1Y +1.5000% [1]	1,863
10,281	GNMA2 Collateral, 4.00%, 2/20/2025, H15T1Y +1.5000% [1]	10,568
24,801	GNMA2 Collateral, 4.00%, 1/20/2032, H15T1Y +1.5000% [1]	25,636
	TOTAL ASSET BACKED SECURITIES (Cost $8,815,900)	9,020,179

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
130,634	Freddie Mac Multifamily Structured Pass Through Certificates, 1.58%, 4/25/2022	131,819
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $130,174)	131,819

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 38.5%
1,000,000	Federal Agricultural Mortgage Corp., 1.62%, 9/4/2025	1,025,544
300,000	Federal Agricultural Mortgage Corp., 1.85%, 9/16/2022	301,661
400,000	Federal Agricultural Mortgage Corp., 2.04%, 6/21/2024	417,602
250,000	Federal Agricultural Mortgage Corp., 2.10%, 6/6/2022	257,742
400,000	Federal Agricultural Mortgage Corp., 2.50%, 1/30/2023	419,628
250,000	Federal Agricultural Mortgage Corp., 2.68%, 2/1/2022	259,348
250,000	Federal Agricultural Mortgage Corp., 2.89%, 4/29/2022	261,519
250,000	Federal Agricultural Mortgage Corp., 3.00%, 2/23/2027	273,207
1,000,000	Federal Farm Credit Banks, 1.21%, 3/3/2025	1,025,066
200,000	Federal Farm Credit Banks, 1.40%, 10/15/2021	203,077
1,000,000	Federal Farm Credit Banks, 1.55%, 1/10/2023	1,020,634
400,000	Federal Farm Credit Banks, 1.59%, 12/10/2021	403,383
1,000,000	Federal Farm Credit Banks, 1.60%, 2/10/2023	1,006,952
1,000,000	Federal Farm Credit Banks, 1.64%, 4/9/2021	1,003,514
300,000	Federal Farm Credit Banks, 1.71%, 12/16/2022	301,625
1,000,000	Federal Farm Credit Banks, 1.84%, 10/13/2023	1,000,409
1,500,000	Federal Farm Credit Banks, 1.92%, 8/4/2025	1,512,967
1,500,000	Federal Farm Credit Banks, 2.02%, 11/4/2025	1,500,104
300,000	Federal Farm Credit Banks, 2.35%, 2/12/2021	305,128
300,000	Federal Farm Credit Banks, 2.40%, 9/21/2026	331,718
210,000	Federal Farm Credit Banks, 2.83%, 9/7/2021	217,360
1,500,000	Federal Home Loan Mortgage Corp., 1.13%, 3/10/2025 [2]	1,499,130
1,500,000	Federal Home Loan Mortgage Corp., 1.63%, 9/29/2020	1,508,285
1,000,000	Federal Home Loan Mortgage Corp., 1.75%, 10/17/2022	1,003,805
1,000,000	Federal Home Loan Mortgage Corp., 1.75%, 1/22/2024	1,008,791
325,000	Federal Home Loan Mortgage Corp., 1.75%, 9/4/2024	328,456
1,000,000	Federal Home Loan Mortgage Corp., 1.75%, 2/18/2025	1,007,921
250,000	Federal Home Loan Mortgage Corp., 1.80%, 6/16/2023	250,672
1,000,000	Federal Home Loan Mortgage Corp., 1.85%, 7/6/2023	1,003,437
1,000,000	Federal Home Loan Mortgage Corp., 1.90%, 1/17/2024	1,003,565
1,000,000	Federal Home Loan Mortgage Corp., 1.90%, 1/15/2025	1,009,026
Eventide Limited-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Par Value		Fair Value

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 38.5% (Continued)
$ 1,000,000	Federal Home Loan Mortgage Corp., 2.38%, 2/16/2021	$ 1,016,830
750,000	Federal Home Loan Mortgage Corp., 2.38%, 1/13/2022	776,435
1,000,000	Federal National Mortgage Association, 2.13%, 4/24/2026	1,077,072
	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $25,218,567)	25,541,613

	TOTAL INVESTMENTS - 94.4% (Cost $62,533,213)	$ 62,540,282
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%	3,708,640
	TOTAL NET ASSETS - 100.0%	$ 66,248,922

H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LP - Limited Partnership
1. Floating rate, rate shown represents the rate at March 31, 2020.
2. STEP security

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Fair Value

	COMMON STOCK - 31.7%
	AUTO PARTS & EQUIPMENT - 0.5%
11,800	Aptiv PLC	$ 581,032

	BANKS - 0.6%
8,300	First Republic Bank	682,924

	BUILDING MATERIALS - 1.4%
15,600	Vulcan Materials Co.	1,685,892

	CHEMICALS - 0.9%
2,400	Sherwin-Williams Co.	1,102,848

	ELECTRIC - 10.5%
199,600	Algonquin Power & Utilities Corp.	2,674,640
87,600	Atlantica Yield plc	1,953,480
44,500	CMS Energy Corp.	2,614,375
11,300	NextEra Energy, Inc.	2,719,006
27,300	WEC Energy Group, Inc.	2,405,949
		12,367,450
	ELECTRONICS - 2.0%
31,900	Agilent Technologies, Inc.	2,284,678

	ENVIRONMENTAL CONTROL - 1.6%
20,500	Waste Management, Inc.	1,897,480

	FOOD - 1.2%
24,600	Lamb Weston Holdings, Inc.	1,404,660

	HEALTHCARE-PRODUCTS - 0.8%
8,700	Zimmer Biomet Holdings, Inc.	879,396

	HOME BUILDERS - 0.5%
16,000	DR Horton, Inc.	544,000

	MACHINERY-DIVERSIFIED - 1.7%
4,400	IDEX Corp.	607,684
21,400	Xylem, Inc.	1,393,782
		2,001,466
	MISCELLANEOUS MANUFACTURING - 0.9%
13,300	Trane Technologies PLC	1,098,447

	PHARMACEUTICALS - 0.6%
6,100	Zoetis, Inc.	717,909

	RETAIL - 1.4%
19,500	Lowe's Companies, Inc.	1,677,975

	SEMICONDUCTORS - 3.0%
10,000	KLA Corp.	1,437,400
12,000	Skyworks Solutions, Inc.	1,072,560
19,500	Teradyne, Inc.	1,056,315
		3,566,275
	SOFTWARE - 3.4%
700	Constellation Software, Inc.	635,852
38,700	Dynatrace, Inc. [1]	922,608
16,000	Jack Henry & Associates, Inc.	2,483,840
		4,042,300
Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Shares		Fair Value

	COMMON STOCK - 31.7% (Continued)
	TRANSPORTATION - 0.7%
5,900	Old Dominion Freight Line, Inc.	$ 774,434

	TOTAL COMMON STOCK (Cost $41,212,054)	37,309,166

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 12.1%
16,300	Alexandria Real Estate Equities, Inc.	2,234,078
21,300	Crowne Castle International Corp.	3,075,720
4,400	Equinix, Inc.	2,748,108
25,600	Equity LifeStyle Properties, Inc.	1,471,488
143,800	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,934,958
22,400	Prologis, Inc.	1,800,288
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $14,246,113)	14,264,640

	LIMITED PARTNERSHIPS - 4.9%
	ELECTRIC - 2.3%
63,300	Brookfield Renewable Partners LP	2,689,617

	ENERGY-ALTERNATIVE SOURCES - 2.6%
72,100	NextEra Energy Partners LP	3,100,300

	TOTAL LIMITED PARTNERSHIPS (Cost $5,032,436)	5,789,917

Par Value

	CORPORATE BONDS - 23.4%
	BANKS - 2.5%
$ 850,000	Bank of America Corp., 3.50%, 5/17/2022, Quarterly US LIBOR +0.6300% [2]	860,478
290,000	First Horizon National Corp., 3.50%, 12/15/2020	287,238
1,000,000	PNC Financial Services Group, Inc., 2.20%, 11/1/2024	1,027,010
250,000	SCE Federal Credit Union, 2.75%, 7/24/2023, FCPR DLY -2.5000% [2,3]	250,464
175,000	Synovus Financial Corp., 3.13%, 11/1/2022	176,354
325,000	Toronto-Dominion Bank, 1.85%, 9/11/2020	324,608
		2,926,152
	BIOTECHNOLOGY - 0.6%
630,000	Exact Sciences Corp., 1.00%, 1/15/2025	686,250

	BUILDING MATERIALS - 1.5%
400,000	BMC East LLC, 5.50%, 10/1/2024 [4]	389,498
425,000	Louisiana-Pacific Corp., 4.88%, 9/15/2024	370,279
375,000	Masco Corp., 4.45%, 4/1/2025	373,834
425,000	Masonite International Corp., 5.75%, 9/15/2026 [4]	420,130
265,000	Vulcan Materials Co., 2.23%, 3/1/2021, Quarterly US LIBOR +0.6500% [5]	254,930
		1,808,671
	COMMERCIAL SERVICES - 1.8%
500,000	Ashtead Capital, Inc., 4.13%, 10/1/2024 [4]	460,000
225,000	Cimpress PLC, 7.00%, 6/15/2026 [4]	199,922
1,000,000	Local Initiatives Support Corp., 3.01%, 3/1/2022	1,018,756
450,000	United Rentals North America, Inc., 5.88%, 9/15/2026	459,169
		2,137,847
	COMPUTERS - 0.6%
700,000	Apple, Inc., 2.85%, 2/23/2023	731,304

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
700,000	E*TRADE Financial Corp., 2.95%, 8/24/2022	691,967
225,000	Eaton Vance Corp., 3.63%, 6/15/2023	233,158
		925,125
Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Par Value		Fair Value

	CORPORATE BONDS - 23.4% (Continued)
	ELECTRIC - 0.8%
$ 350,000	Duke Energy Carolinas LLC, 3.35%, 5/15/2022	$ 360,804
600,000	MidAmerican Energy Co., 3.10%, 5/1/2027	617,938
		978,742
	ELECTRONICS - 0.6%
725,000	Roper Technologies, Inc., 3.80%, 12/15/2026	748,777

	ENERGY-ALTERNATE SOURCES - 0.4%
400,000	TerraForm Power Operating LLC, 5.00%, 1/31/2028 [4]	421,340

	ENGINEERING & CONSTRUCTION - 0.3%
420,000	MasTec, Inc., 4.88%, 3/15/2023	386,927

	HEALTHCARE-PRODUCTS - 0.4%
400,000	Hill-Rom Holdings, Inc., 4.38%, 9/15/2027 [4]	397,417

	HOME FURNISHINGS - 0.4%
500,000	Tempur Sealy International, Inc., 5.50%, 6/15/2026	440,350

	INSURANCE - 0.8%
225,000	Aflac, Inc., 3.25%, 3/17/2025	231,592
625,000	Brown & Brown, Inc., 4.20%, 9/15/2024	660,305
		891,897
	INTERNET - 0.5%
525,000	VeriSign, Inc., 5.25%, 4/1/2025	544,034

	INVESTMENT COMPANIES - 1.0%
1,200,000	Calvert Impact Capital, Inc., 1.50%, 11/13/2020 [3]	1,200,000

	IRON/STEEL - 0.3%
400,000	Steel Dynamics, Inc., 5.25%, 4/15/2023	392,119

	MACHINERY-DIVERSIFIED - 0.3%
400,000	Mueller Water Products, Inc., 5.50%, 6/15/2026 [4]	390,417

	MULTI-NATIONAL - 0.3%
325,000	European Investment Bank, 2.50%, 10/15/2024	352,437

	PACKAGING & CONTAINERS - 0.3%
400,000	TriMas Corp., 4.88%, 10/15/2025 [4]	379,750

	PHARMACEUTICALS - 1.3%
850,000	Neurocrine Biosciences, Inc., 2.25%, 5/15/2024	1,093,543
268,000	Sarepta Therapeutics, Inc., 1.50%, 11/15/2024	407,465
		1,501,008
	PRIVATE EQUITY - 0.8%
1,000,000	Hercules Capital, Inc., 4.63%, 10/23/2022	953,813

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.4%
675,000	Alexandria Real Estate Equities, Inc., 3.80%, 4/15/2026	675,807
425,000	AvalonBay Communities, Inc., 2.95%, 5/11/2026	425,502
750,000	Crown Castle International Corp., 3.65%, 9/1/2027	761,241
500,000	Digital Realty Trust LP, 3.95%, 7/1/2022	512,369
500,000	Hat Holdings I LLC, 5.25%, 7/15/2024 [4]	483,127
440,000	Highwoods Realty LP, 3.20%, 6/15/2021	445,190
650,000	Kilroy Realty LP, 4.75%, 12/15/2028	678,539
375,000	Mid-America Apartments LP, 3.60%, 6/1/2027	377,878
850,000	Welltower, Inc., 2.70%, 2/15/2027	809,582
		5,169,235
Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Par Value		Fair Value

	CORPORATE BONDS - 23.4% (Continued)
	RETAIL - 0.8%
$ 500,000	Lowe's Cos., Inc., 4.00%, 4/15/2025	$ 534,826
425,000	Penske Auto Group, Inc., 5.75%, 10/1/2022	396,304
		931,130
	SOFTWARE - 0.4%
400,000	Open Text Corp., 5.88%, 6/1/2026 [4]	421,780

	TELECOMMUNICATIONS - 0.9%
1,000,000	Verizon Communications, Inc., 3.88%, 2/8/2029	1,108,368

	TRANSPORTATION - 0.6%
715,000	Kansas City Southern, 2.88%, 11/15/2029	690,183

	TOTAL CORPORATE BONDS (Cost $28,025,507)	27,515,073

	MUNICIPAL BONDS - 1.7%
	CALIFORNIA - 1.1%
1,000,000	California Health Facilities Financing Authority, 1.90%, 6/1/2021	999,750
200,000	City of Los Angeles CA Wastewater System Revenue, 3.69%, 6/1/2032	215,610
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025	102,742
		1,318,102
	HAWAII - 0.2%
150,000	City & County of Honolulu, HI, 2.52%, 10/1/2026	155,969

	NEW YORK - 0.4%
500,000	New York City Housing Development Corp., 1.35%, 11/1/2026	492,987

	TOTAL MUNICIPAL BONDS (Cost $1,951,245)	1,967,058

	ASSET BACKED SECURITIES - 14.2%
775,343	FGLMC Collateral, 3.00%, 12/1/2032	816,056
458,329	FGLMC Collateral, 3.00%, 3/1/2034	480,588
672,117	FGLMC Collateral, 3.50%, 11/1/2044	719,103
746,852	FGLMC Collateral, 3.50%, 2/1/2048	792,930
255,015	FGLMC Collateral, 4.00%, 5/1/2032	269,163
318,189	FGLMC Collateral, 4.00%, 11/1/2045	344,508
662,071	FGLMC Collateral, 4.00%, 8/1/2049	706,119
1,162,772	FNMA Collateral, 2.50%, 10/1/2043	1,212,590
904,148	FNMA Collateral, 3.00%, 12/1/2045	957,285
1,130,643	FNMA Collateral, 3.00%, 11/1/2046	1,194,634
893,182	FNMA Collateral, 3.00%, 2/1/2047	945,670
983,127	FNMA Collateral, 3.50%, 2/1/2048	1,039,674
591,006	FNMA Collateral, 3.50%, 3/1/2048	629,795
1,625,629	FNMA Collateral, 3.50%, 6/1/2049	1,719,004
301,925	FNMA Collateral, 4.00%, 7/1/2033	318,352
318,424	FNMA Collateral, 4.00%, 11/1/2047	341,117
697,482	FNMA Collateral, 4.00%, 11/1/2048	744,282
862,963	FNMA Collateral, 4.00%, 2/1/2049	920,546
959,837	FNMA Collateral, 4.00%, 6/1/2049	1,023,529
181,650	FNMA Collateral, 4.50%, 6/1/2044	199,278
1,165,182	GNMA2 Collateral, 3.00%, 1/20/2046	1,252,855
	TOTAL ASSET BACKED SECURITIES (Cost $16,020,876)	16,627,078

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.9%
1,000,000	FHLMC Multifamily Structured Pass Through Certs, 2.41%, 8/25/2029	1,127,887
1,000,000	FHLMC Multifamily Structured Pass Through Certs, 2.94%, 4/25/2029	1,140,258
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $2,056,606)	2,268,145

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Par Value		Fair Value

	U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 4.7%
$ 1,000,000	Federal Farm Credit Banks Funding Corp., 2.05%, 1/23/2029	$ 1,089,538
1,000,000	Federal Farm Credit Banks Funding Corp., 2.58%, 6/15/2027	1,116,682
1,400,000	Federal Home Loan Mortgage Corp., 1.50%, 2/12/2025	1,461,567
1,400,000	Federal National Mortgage Association, 1.88%, 9/24/2026	1,490,280
250,000	Federal National Mortgage Association, 6.25%, 5/15/2029	358,196
	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $5,292,205)	5,516,263

Shares

	SHORT-TERM INVESTMENTS - 0.1%
101,966	Fidelity Investments Money Market Fund - Institutional Class, 0.30% [6]	101,966
	TOTAL SHORT-TERM INVESTMENTS (Cost $101,966)	101,966

	TOTAL INVESTMENTS - 94.7% (Cost $113,939,008)	$ 111,359,306
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%	6,173,701
	TOTAL NET ASSETS - 100.0%	$ 117,533,007

FCPR - Federal Reserve Bank Prime Loan Rate US
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
1. Non-Income producing security.
2. Variable rate, rate shown represents the rate at March 31, 2020.
3. Illiquid security. Total value of all such securities as of March 31, 2020 amounted to $1,450,464 and represented 1.23% of Total Net Assets.
4. 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 3.37% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
5. Floating rate, rate shown represents the rate at March 31, 2020.
6. Interest rate reflects seven-day effective yield on March 31, 2020.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Fund's assets and liabilities measured at fair value:

Eventide Dividend Opportunities Fund
Assets		Level 1	Level 2	Level 3	Total
Common Stocks *		$ 21,859,727	$ -	$ -	$ 21,859,727
Corporate Bonds		-	800,200	-	800,200
Limited Partnerships		2,763,061	-	-	2,763,061
Preferred Stock		400,000	-	-	400,000
Real Estate Investment Trust (REITs)		7,481,677	-	-	7,481,677
Short-Term Investments		3,103,601	-	-	3,103,601
Total		$ 35,608,066	$ 800,200	$ -	$ 36,408,266

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Eventide Gilead Fund
Assets		Level 1	Level 2	Level 3	Total
Call Options Purchased		$ -	$ 906,250	$ -	$ 906,250
Common Stocks *		1,832,938,933	3,781,589	-	1,836,720,522
Corporate Bonds		-	30,000,000	-	30,000,000
Limited Partnerships		83,816,760	-	-	83,816,760
Preferred Stock		-	-	49,972,265	49,972,265
Put Options Purchased		4,444,160	1,640,500	-	4,444,160
Real Estate Investment Trust (REITs)		46,894,350	-	-	46,894,350
Short-Term Investments		10,786,724	-	-	10,786,724
Total		$ 1,977,240,427	$ 36,328,339	$ 49,972,265	$ 2,063,541,031

Eventide Healthcare & Life Sciences Fund
Assets		Level 1	Level 2	Level 3	Total
Common Stocks *		$ 918,324,507	$ 5,987,740	$ -	$ 924,312,247
Preferred Stock		-	11,415,562	50,523,401	61,938,963
Warrants		-	1,564,560	-	1,564,560
Short-Term Investments		49,174,394	-	-	49,174,394
Total		$ 967,498,901	$ 18,967,862	$ 50,523,401	$ 1,036,990,164

Eventide Limited-Term Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Agency Collateral CMO		$ -	$ 1,858,521	$ -	$ 1,858,521
Asset Backed Securities		-	9,020,179	-	9,020,179
Corporate Bonds		-	24,171,469	-	24,171,469
Commercial Mortgage Backed Securities		-	131,819	-	131,819
Municipal Bonds		-	1,104,395	-	1,104,395
Preferred Stock		712,286	-	-	712,286
U.S. Government & Agencies Obligations		-	25,541,613	-	25,541,613
Total		$ 712,286	$ 61,827,996	$ -	$ 62,540,282

Eventide Multi-Asset Income Fund
Assets		Level 1	Level 2	Level 3	Total
Asset Backed Securities		$ -	$ 16,627,078	$ -	$ 16,627,078
Commercial Mortgage Backed Securities		-	2,268,145	-	2,268,145
Common Stocks *		37,309,166	-	-	37,309,166
Corporate Bonds		-	27,515,073	-	27,515,073
Limited Partnerships		5,789,917	-	-	5,789,917
Municipal Bonds		-	1,967,058	-	1,967,058
Real Estate Investment Trust (REITs)		14,264,640	-	-	14,264,640
Short-Term Investments		101,966	-	-	101,966
U.S. Government & Agencies Obligations		-	5,516,263	-	5,516,263
Total		$ 57,465,689	$ 53,893,617	$ -	$ 111,359,306

* For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
Eventide Gilead Fund
		Preferred Stock	Total
Beginning Balance 6/30/2019		$ 68,603,757	$ 68,603,757
Total realized gain (loss)		(15,175,001)	(15,175,001)
Appreciation (Depreciation)		(10,456,490)	(10,456,490)
Cost of Purchases		6,999,999	6,999,999
Proceeds from Sales		-	-
Net transfers in/out of level 3		-	-
Ending Balance 3/31/2020		$ 49,972,265	$ 49,972,265

Eventide Healthcare & Life Sciences Fund
		Preferred Stock	Total
Beginning Balance 6/30/2019		$ 45,139,509	$ 45,139,509
Total realized gain (loss)		(5,824,998)	(5,824,998)
Appreciation (Depreciation)		(4,291,123)	(4,291,123)
Cost of Purchases		20,500,012	20,500,012
Proceeds from Sales		-	-
Net transfers in/out of level 3		(4,999,999)	(4,999,999)
Ending Balance 3/31/2020		$ 50,523,401	$ 50,523,401

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Beta Bionic Series B preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Goldfinch Biopharma, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Pliant Therapeutics Series B, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Peloton Therapeutics, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Fair Value at March 31, 2020	Valuation Techniques	Unobservable Input	Impact to Valuation
$0.86	Anticipated sale price less discounts plus discounted cash flow of contingent future payments.	2.5 - 75% range for probability of success of milestones, with a per share discounted weighted average of $0.8168.	Increase (Decrease) in Rate of Success Ratio equals increases (decreases) value

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Praxis Precision Medicines, Inc. preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Zeno Pharma LLC Series C preferred stock are as follows (1) recent investor transactions in the company (2) updates from the company including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

There was a change in fair valuation measurement inputs from Level 3 to Level 2 for two preferred stocks. Level 2 valuations became available based on the Fund receiving daily valuations via the underlying common stock.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

Option Risk - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the period ended March 31, 2020, the Gilead Fund had realized gain of $10,969,857 and the Healthcare & Life Sciences Fund had realized loss of $682,154 from options contracts.
Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Funds will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of a Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Eventide Dividend Opportunities Fund	$ 39,202,968	$ 845,185	$ (3,639,887)	$ (2,794,702)
Eventide Gilead Fund	1,810,029,049	467,239,069	(213,727,087)	253,511,982
Eventide Healthcare & Life Sciences Fund	964,792,749	214,558,998	(142,361,583)	72,197,415
Eventide Limited-Term Bond Fund	62,536,567	744,158	(740,443)	3,715
Eventide Multi-Asset Fund	113,348,802	4,205,859	(6,195,355)	(1,989,496)